JPMorgan SmartRetirement Blend 2070 Fund Investment Objectives and Goals - I Shares [Member] - JPMorgan SmartRetirement Blend 2070 Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: I/JAKDX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.